Property plant and equipment, net	12 Months Ended
Dec. 31, 2024
Property plant and equipment, net
Property plant and equipment, net

Note 6 – Property plant and equipment, net

The following table presents the components of property, plant and equipment, net as of December 31, 2024 and 2023:

	December 31,
	2023	2024
Cost:
Machinery, equipment and vehicles	$19,049	16,893
Computers and equipment	5,027	5,096
Office furniture and equipment	1,853	1,831
Leasehold improvements	9,451	8,595
Buildings	6,781	6,297
Property, plant and equipment, gross	42,161	38,712
Accumulated depreciation	(25,445)	(24,569)
Property plant and equipment, net	$16,716	14,143

Depreciation expenses for the years ended December 31, 2022, 2023 and 2024 amounted to $1,712, $1,972 and $2,562, respectively. As part of the impairment testing of the reporting units, impairment losses of property, plant and equipment were recognized in 2022 in the amount of approximately $9,478. See Note 7.c. Impairment losses of property, plant and equipment were recognized in 2024 in the amount of approximately $1,283.